UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to _________

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: _____________

____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________________
Central Index Key Number of sponsor: 0001258602

Nelnet Student Loan Trust 2021-B
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________
Central Index Key Number of underwriter (if applicable): ___________________

James D. Kruger, (402) 458-2370
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated June 15, 2021, of KPMG LLP, obtained by the securitizer, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NELNET, INC.
(Securitizer)

Date: June 17, 2021	By:	/s/ James D. Kruger
Name: James D. Kruger
Title: Chief Financial Officer

EXHIBIT INDEX

Exhibit No.	Description

99.1	KPMG LLP Agreed-Upon Procedures Report dated June 15, 2021